INCOME TAXES - Significant Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 28, 2013	Dec. 29, 2012
Deferred tax liabilities:
Depreciation	$ 74.1	$ 53.1
Amortization of intangibles	964.4	915.2
Liability on undistributed foreign earnings	418.9	436.9
Discharge of indebtedness	15.5	15.5
Inventories	2.0	22.2
Deferred revenue	19.0	12.4
Other	56.1	67.6
Total deferred tax liabilities	1,550.0	1,522.9
Deferred tax assets:
Employee benefit plans	317.2	413.0
Doubtful accounts and other customer allowances	14.7	7.0
Accruals	118.6	109.5
Restructuring charges	62.3	32.9
Debt amortization	1.8	31.3
Operating loss, capital loss and tax credit carry forwards	762.0	627.7
Currency and derivatives	33.0	49.1
Other	113.6	89.7
Total deferred tax assets	1,423.2	1,360.2
Net Deferred Tax Liabilities before Valuation Allowance	126.8	162.7
Valuation allowance	550.7	545.2
Net Deferred Tax Liabilities after Valuation Allowance	$ 677.5	$ 707.9